LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                  June 30, 1999
                                   (Unaudited)


This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

Life Insurance Company of North America
Philadelphia, PA

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
COMBINED BALANCE SHEET
As Of June 30, 1999


ASSETS


Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.

1,614,297 qualified shares     (Cost $10,322,445)         $13,156,514
231,541 non-qualified shares   (Cost $1,899,662)            1,887,066

Oppenheimer Multiple Strategies Fund
(formerly Oppenheimer Fund)

86,185 qualified shares        (Cost $915,772)              1,271,220
15,958 non-qualified shares    (Cost $181,322)                235,383

Delaware Group Decatur Fund, Inc.

854,702 qualified shares        (Cost $11,510,466)         16,145,322
221,313 non-qualified shares    (Cost $2,746,997)           4,180,601

Windsor Fund

563,718 qualified shares        (Cost $6,518,204)          10,242,745
101,929 non-qualified shares    (Cost $1,420,144)           1,852,046

Dreyfus Third Century Fund

925,083 qualified shares        (Cost $4,438,816)          12,692,131
 33,542 non-qualified shares    (Cost $244,632)               460,213

Windsor Fund B

241,897 qualified shares        (Cost $4,035,030)           4,395,270
 95,950 non-qualified shares    (Cost $1,539,439)           1,743,426

CIGNA High Yield Fund, Inc.

 47,817 qualified shares        (Cost $508,796)               407,401
123,948 non-qualified shares    (Cost $1,176,547)           1,056,035

Total Assets                                              $69,725,373

CONTRACT OWNERS' EQUITY


Contract Owners' Equity (Notes 3 and 7):

Seligman Growth Fund, Inc.

638,817 qualified accumulation
        units outstanding               ($20.5951213 Per Unit)      $13,156,514
113,478 non-qualified accumulation
               units outstanding        ($16.6293569 Per Unit)        1,887,066

Oppenheimer Multiple Strategies Fund
(formerly Oppenheimer Fund)

135,061 qualified accumulation
        units outstanding               ($9.4121907 Per Unit)        1,271,220
 25,542 non-qualified accumulation
               units outstanding        ($9.2155089 Per Unit)          235,383

Delaware Group Decatur Fund, Inc.

555,007 qualified accumulation
        units outstanding               ($29.0903031 Per Unit)      16,145,322
147,704 non-qualified accumulation
               units outstanding        ($28.3039085 Per Unit)       4,180,601

Windsor Fund

457,426 qualified accumulation
        units outstanding               ($22.3921354 Per Unit)      10,242,745
 93,494 non-qualified accumulation
               units outstanding        ($19.8092526 Per Unit)       1,852,046

Dreyfus Third Century Fund

382,987 qualified accumulation
         units outstanding              ($33.1398471 Per Unit)      12,692,131
 15,768 non-qualified accumulation
               units outstanding        ($29.1865410 Per Unit)         460,213

Windsor Fund B

170,480 qualified accumulation
        units outstanding               ($25.7817337 Per Unit)       4,395,270
 66,904 non-qualified accumulation
               units outstanding        ($26.0586285 Per Unit)       1,743,426

CIGNA High Yield Fund, Inc.

 59,726 qualified accumulation
        units outstanding               ($6.8211734 Per Unit)          407,401
152,475 non-qualified accumulation
               units outstanding        ($6.9259545 Per Unit)        1,056,035

Contract Owners' Equity                                            $69,725,373


The accompanying notes are an integral part of these financial statements

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF OPERATIONS
Period Ended June 30, 1999


                                                  Seligman          Seligman
                                                Growth Fund        Growth Fund
                                                    Inc.               Inc.
                                                  Qualified       Non-Qualified
Investment Income:
Dividends                                             $0                  $0

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                              56,878               8,160
Investment income - net                          (56,878)             (8,160)

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions                0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     657,163             115,522
Cost of shares sold                              575,340             102,997

Net realized gain (loss) on investments           81,823              12,525

Net unrealized gain (loss) on investments      1,124,980             160,452

Net realized and unrealized gain (Loss)
on investments                                 1,206,803             172,977
Net Increase  in Net Assets
from Investment Operations                    $1,149,925            $164,817



                                               Oppenheimer         Oppenheimer
                                                Multiple             Multiple
                                               Strategies           Strategies
                                              Fund (formerly      Fund (formerly
                                               Oppenheimer)         Oppenheimer)
                                                Qualified         Non-Qualified
Investment Income:
Dividends                                        $22,655              $4,172

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                               5,522               1,021
Investment income - net                           17,133               3,151

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions                0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     237,335              59,587
Cost of shares sold                              193,425              56,385

Net realized gain (loss) on investments           43,910               3,202

Net unrealized gain (loss) on investments         40,970              12,642

Net realized and unrealized gain (Loss)
on investments                                    84,880              15,844
Net Increase in Net Assets
from Investment Operations                      $102,013             $18,995

The accompanying notes are an integral part of these financial statements

                                                Delaware             Delaware
                                                 Group                Group
                                                Decatur             Decatur
                                               Fund, Inc.           Fund, Inc.
                                               Qualified         Non-Qualified
Investment Income:
Dividends                                         $206,088             $54,254

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                70,649              18,695
Investment income - net                            135,439              35,559

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     1,073,372             320,283
Cost of shares sold                              1,033,691             314,352

Net realized gain (loss) on investments             39,681               5,931

Net unrealized gain (loss) on investments          468,973             126,222

Net realized and unrealized gain (Loss)
on investments                                     508,654             132,153
Net Increase in Net Assets
from Investment Operations                        $644,093            $167,712



                                                  Windsor             Windsor
                                                   Fund                Fund
                                                Qualified         Non-Qualified
Investment Income:
Dividends                                       $61,634             $11,152

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                             51,400               7,569
Investment income - net                          10,234               3,583

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions               0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                  4,765,432               7,569
Cost of shares sold                           4,092,174               6,545

Net realized gain (loss) on investments         673,258               1,024

Net unrealized gain (loss) on investments     1,033,010             263,537

Net realized and unrealized gain (Loss)
on investments                                1,706,268             264,561
Net Increase in Net Assets
from Investment Operations                   $1,716,502            $268,144

The accompanying notes are an integral part of these financial statements

                                                  Dreyfus             Dreyfus
                                              Third Century       Third Century
                                               Qualified          Non-Qualified
Investment Income:
Dividends                                               $0                  $0

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                53,964               1,719
Investment income - net                            (53,964)             (1,719)

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       516,875              84,352
Cost of shares sold                                465,783              78,254

Net realized gain (loss) on investments             51,092               6,098

Net unrealized gain (loss) on investments        1,306,567              33,295

Net realized and unrealized gain (Loss)
on investments                                   1,357,659              39,393
Net Increase in Net Assets
from Investment Operations                      $1,303,695             $37,674


                                                  Windsor             Windsor
                                                  Fund B               Fund B
                                                Qualified         Non-Qualified
Investment Income:
Dividends                                        $26,448             $10,493

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                              18,371               7,494
Investment income - net                            8,077               2,999

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions                0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     363,732             234,379
Cost of shares sold                              352,867             214,961

Net realized gain (loss) on investments           10,865              19,418

Net unrealized gain (loss) on investments        617,449             246,189

Net realized and unrealized gain (Loss)
on investments                                   628,314             265,607
Net Increase in Net Assets
from Investment Operations                      $636,391            $268,606

The accompanying notes are an integral part of these financial statements

                                                  CIGNA               CIGNA
                                                High Yield         High Yield
                                                Fund, In           Fund, Inc.
                                                Qualified         Non-Qualified
Investment Income:
Dividends                                         $22,269             $56,143

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                1,961               4,946
Investment income - net                            20,308              51,197

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions                 0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       60,425             158,117
Cost of shares sold                                65,017             174,985

Net realized gain (loss) on investments            (4,592)            (16,868)

Net unrealized gain (loss) on investments          (7,160)            (15,219)

Net realized and unrealized gain (Loss)
on investments                                    (11,752)            (32,087)
Net Increase in Net Assets
from Investment Operations                         $8,556             $19,110

The accompanying notes are an integral part of these financial statements

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Period Ended June 30, 1999


                                              Seligman             Seligman
                                             Growth Fund         Growth Fund
                                                Inc.                 Inc.
                                              Qualified         Non-Qualified
Investment Operations:
Investment income-net                           ($56,878)            ($8,160)
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments           81,823              12,525
Net unrealized gain (loss) on investments      1,124,980             160,452
Net Increase (Decrease) in net assets
from investment operations                     1,149,925             164,817

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                              6,329                   0
Net contract surrenders and
transfers out (Note 3)                          (506,399)            (94,423)
Benefit payments to annuitants                   (91,429)            (12,940)
Net Increase (Decrease) from
accumulation unit transactions                  (591,499)           (107,363)

Net Increase (Decrease) in Net Assets            558,426              57,454
Net Assets:
Net assets at December 31, 1998              $12,598,088          $1,829,612

Net assets at June 30, 1999                  $13,156,514          $1,887,066


                                               Oppenheimer         Oppenheimer
                                                  Multiple            Multiple
                                                Strategies           Strategies
                                                  Fund                 Fund
                                               (formerly            (formerly
                                               Oppenheimer )       Oppenheimer )
                                                  Fund                Fund
                                                Qualified         Non-Qualified
Investment Operations:
Investment income-net                               $17,133              $3,151
Realized capital gain distributions                       0                   0
Net realized gain (loss) on investments              43,910               3,202
Net unrealized gain (loss) on investments            40,970              12,642
Net Increase (Decrease) in net assets
from investment operations                          102,013              18,995

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                   750                   0
Net contract surrenders and
transfers out (Note 3)                             (218,813)            (55,464)
Benefit payments to annuitants                      (13,748)             (3,103)
Net Increase (Decrease) from
accumulation unit transactions                     (231,811)            (58,567)

Net Increase (Decrease) in Net Assets               129,798             (39,572)
Net Assets:
Net assets at December 31, 1998                  $1,401,018            $274,955

Net assets at June 30, 1999                      $1,271,220            $235,383


The accompanying notes are an integral part of these financial statements

                                                Delaware             Delaware
                                                  Group               Group
                                                 Decatur             Decatur
                                               Fund, Inc.           Fund, Inc.
                                                Qualified         Non-Qualified
Investment Operations:
Investment income-net                           $135,439             $35,559
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments           39,681               5,931
Net unrealized gain (loss) on investments        468,973             126,222
Net Increase (Decrease) in net assets
from investment operations                       644,093             167,712

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                            637,813                   0
Net contract surrenders and
transfers out (Note 3)                          (533,556)           (267,703)
Benefit payments to annuitants                   (39,561)            (33,885)
Net Increase (Decrease) from
accumulation unit transactions                    64,696            (301,588)

Net Increase (Decrease) in Net Assets            708,789            (133,876)
Net Assets:
Net assets at December 31, 1998              $15,436,533          $4,314,477

Net assets at June 30, 1999                  $16,145,322          $4,180,601



                                                  Windsor             Windsor
                                                   Fund                Fund
                                                Qualified         Non-Qualified
Investment Operations:
Investment income-net                             $10,234              $3,583
Realized capital gain distributions                     0                   0
Net realized gain (loss) on investments           673,258               1,024
Net unrealized gain (loss) on investments       1,033,010             263,537
Net Increase (Decrease) in net assets
from investment operations                      1,716,502             268,144

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                              23,058                   0
Net contract surrenders and
transfers out (Note 3)                         (3,817,420)                  0
Benefit payments to annuitants                    (48,412)                  0
Net Increase (Decrease) from
accumulation unit transactions                 (3,842,774)                  0

Net Increase (Decrease) in Net Assets          (2,126,272)            268,144
Net Assets:
Net assets at December 31, 1998               $12,369,017          $1,583,902

Net assets at June 30, 1999                   $10,242,745          $1,852,046

The accompanying notes are an integral part of these financial statements

                                                 Dreyfus             Dreyfus
                                              Third Century       Third Century
                                                Qualified         Non-Qualified
Investment Operations:
Investment income-net                             ($53,964)            ($1,719)
Realized capital gain distributions                      0                   0
Net realized gain (loss) on investments             51,092               6,098
Net unrealized gain (loss) on investments        1,306,567              33,295
Net Increase (Decrease) in net assets
from investment operations                       1,303,695              37,674

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                              185,906             165,392
Net contract surrenders and
transfers out (Note 3)                            (503,442)            (94,322)
Benefit payments to annuitants                     (12,476)               (499)
Net Increase (Decrease) from
accumulation unit transactions                    (330,012)             70,571

Net Increase (Decrease) in Net Assets              973,683             108,245
Net Assets:
Net assets at December 31, 1998                $11,718,448            $351,968

Net assets at June 30, 1999                    $12,692,131            $460,213



                                                    Windsor          Windsor
                                                    Fund B            Fund B
                                                   Qualified      Non-Qualified
Investment Operations:
Investment income-net                               $8,077           $2,999
Realized capital gain distributions                      0                0
Net realized gain (loss) on investments             10,865           19,418
Net unrealized gain (loss) on investments          617,449          246,189
Net Increase (Decrease) in net assets
from investment operations                         636,391          268,606

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                              105,409                0
Net contract surrenders and
transfers out (Note 3)                            (282,961)        (225,735)
Benefit payments to annuitants                      (1,371)          (1,149)
Net Increase (Decrease) from
accumulation unit transactions                    (178,923)        (226,884)

Net Increase (Decrease) in Net Assets              457,468           41,722
Net Assets:
Net assets at December 31, 1998                 $3,937,802       $1,701,704

Net assets at June 30, 1999                     $4,395,270       $1,743,426

The accompanying notes are an integral part of these financial statements

                                                  CIGNA             CIGNA
                                                High Yield         High Yield
                                                Fund, Inc.         Fund, Inc.
                                                Qualified        Non-Qualified
Investment Operations:
Investment income-net                              $20,308         $51,197
Realized capital gain distributions                      0               0
Net realized gain (loss) on investments             (4,592)        (16,868)
Net unrealized gain (loss) on investments           (7,160)        (15,219)
Net Increase (Decrease) in net assets
from investment operations                           8,556          19,110

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                    0               0
Net contract surrenders and
transfers out (Note 3)                             (58,465)       (153,172)
Benefit payments to annuitants                           0               0
Net Increase (Decrease) from
accumulation unit transactions                     (58,465)       (153,172)

Net Increase (Decrease) in Net Assets              (49,909)       (134,062)
Net Assets:
Net assets at December 31, 1998                   $457,310      $1,190,097

Net assets at June 30, 1999                       $407,401      $1,056,035

The accompanying notes are an integral part of these financial statements

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Year Ended December 31, 1998
                                               Seligman             Seligman
                                              Growth Fund         Growth Fund
                                                 Inc.                 Inc.
                                              Qualified         Non-Qualified

Investment Operations:
Investment income-net                            ($83,813)           ($12,047)
Realized capital gain distributions             1,143,452             162,787
Net realized gain (loss) on investments           121,557              15,208
Net unrealized gain (loss) on investments       2,153,909             309,018
Net Increase (Decrease) in net assets
from investment operations                      3,335,105             474,966

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                              11,090                   0
Net contract surrenders and
transfers out (Note 3)                           (745,799)            (78,113)
Benefit payments to annuitants                   (125,945)            (20,593)
Net Increase (Decrease) from
accumulation unit transactions                   (860,654)            (98,706)

Net Increase (Decrease) in Net Assets           2,474,451             376,260
Net Assets:
Net assets at December 31, 1997                10,123,637           1,453,352

Net assets at December 31, 1998               $12,598,088          $1,829,612


                                             Oppenheimer         Oppenheimer
                                                Multiple            Multiple
                                              Strategies           Strategies
                                                 Fund                 Fund
                                              (formerly            (formerly
                                             Oppenheimer )       Oppenheimer )
                                                Fund                  Fund
                                              Qualified          Non-Qualified
Investment Operations:
Investment income-net                              $37,061              $7,069
Realized capital gain distributions                112,996              22,153
Net realized gain (loss) on investments                824               1,302
Net unrealized gain (loss) on investments          (68,182)            (13,547)
Net Increase (Decrease) in net assets
from investment operations                          82,699              16,977

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                1,330                   0
Net contract surrenders and
transfers out (Note 3)                            (149,210)               (185)
Benefit payments to annuitants                      (7,195)            (22,371)
Net Increase (Decrease) from
accumulation unit transactions                    (155,075)            (22,556)

Net Increase (Decrease) in Net Assets              (72,376)             (5,579)
Net Assets:
Net assets at December 31, 1997                  1,473,394             280,534

Net assets at December 31, 1998                 $1,401,018            $274,955

The accompanying notes are an integral part of these financial statements

                                               Delaware             Delaware
                                                 Group               Group
                                                 Decatur             Decatur
                                               Fund, Inc.           Fund, Inc.
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                            $662,201            $184,897
Realized capital gain distributions             1,888,067             527,749
Net realized gain (loss) on investments            30,422              16,313
Net unrealized gain (loss) on investments      (1,286,547)           (361,338)
Net Increase (Decrease) in net assets
from investment operations                      1,294,143             367,621

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                              47,625                   0
Net contract surrenders and
transfers out (Note 3)                           (833,765)           (278,898)
Benefit payments to annuitants                    (80,335)            (66,814)
Net Increase (Decrease) from
accumulation unit transactions                   (866,475)           (345,712)

Net Increase (Decrease) in Net Assets             427,668              21,909
Net Assets:
Net assets at December 31, 1997                15,008,865           4,292,568

Net assets at December 31, 1998               $15,436,533          $4,314,477



                                                   Windsor             Windsor
                                                   Fund                 Fund
                                                 Qualified        Non-Qualified

Investment Operations:
Investment income-net                             $62,877              $8,772
Realized capital gain distributions               895,070             114,633
Net realized gain (loss) on investments            65,708                (246)
Net unrealized gain (loss) on investments        (937,201)           (124,591)
Net Increase (Decrease) in net assets
from investment operations                         86,454              (1,432)

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                             322,791                   0
Net contract surrenders and
transfers out (Note 3)                         (2,238,922)                  0
Benefit payments to annuitants                   (132,202)                  0
Net Increase (Decrease) from
accumulation unit transactions                 (2,048,333)                  0

Net Increase (Decrease) in Net Assets          (1,961,879)             (1,432)
Net Assets:
Net assets at December 31, 1997                14,330,896           1,585,334

Net assets at December 31, 1998               $12,369,017          $1,583,902

The accompanying notes are an integral part of these financial statements

                                                    Dreyfus           Dreyfus
                                               Third Century       Third Century
                                                 Qualified         Non-Qualified

Investment Operations:
Investment income-net                               $91,171           $2,446
Realized capital gain distributions                 973,251           28,945
Net realized gain (loss) on investments              54,645            4,427
Net unrealized gain (loss) on investments         1,595,026           47,456
Net Increase (Decrease) in net assets
from investment operations                        2,714,093           83,274

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                10,603                0
Net contract surrenders and
transfers out (Note 3)                             (755,943)         (23,878)
Benefit payments to annuitants                      (21,124)            (849)
Net Increase (Decrease) from
accumulation unit transactions                     (766,464)         (24,727)

Net Increase (Decrease) in Net Assets             1,947,629           58,547
Net Assets:
Net assets at December 31, 1997                   9,770,819          293,421

Net assets at December 31, 1998                 $11,718,448         $351,968



                                                Windsor             Windsor
                                                Fund B               Fund B
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                           ($13,278)             $9,280
Realized capital gain distributions              285,754             123,118
Net realized gain (loss) on investments           41,782               5,191
Net unrealized gain (loss) on investments       (280,242)           (134,279)
Net Increase (Decrease) in net assets
from investment operations                        34,016               3,310

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                             75,498                   0
Net contract surrenders and
transfers out (Note 3)                          (555,599)            (40,166)
Benefit payments to annuitants                    (2,715)             (2,225)
Net Increase (Decrease) from
accumulation unit transactions                  (482,816)            (42,391)

Net Increase (Decrease) in Net Assets           (448,800)            (39,081)
Net Assets:
Net assets at December 31, 1997                4,386,602           1,740,785

Net assets at December 31, 1998               $3,937,802          $1,701,704

The accompanying notes are an integral part of these financial statements

                                                CIGNA High        CIGNA High
                                             Yield Fund, Inc.   Yield Fund, Inc.
                                               Qualified          Non-Qualified

Investment Operations:
Investment income-net                          $41,095             $101,689
Realized capital gain distributions                  0                    0
Net realized gain (loss) on investments            585                 (149)
Net unrealized gain (loss) on investments      (70,193)            (185,939)
Net Increase (Decrease) in net assets
from investment operations                     (28,513)             (84,399)

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                0              323,340
Net contract surrenders and
transfers out (Note 3)                         (32,757)              (1,092)
Benefit payments to annuitants                       0                    0
Net Increase (Decrease) from
accumulation unit transactions                 (35,757)             322,248

Net Increase (Decrease) in Net Assets          (61,270)             237,849
Net Assets:
Net assets at December 31, 1997                518,580              952,248

Net assets at December 31, 1998               $457,310           $1,190,097

The accompanying notes are an integral part of these financial statements

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999


Note 1. Organization

Life Insurance Company of North America - Separate Account A (the"Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment company Act of 1940, as amended, as a unit investment trust. The separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund), Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.


Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value investments is based on closing bid prices (net asset value) at June 30, 1999; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the period ended June 30, 1999 were $ 69,940 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the period ended June 30, 1999 were as follows:

         Transfers between Separate
           Account A subdivisions                    $1,044,755

         Transfers from the General
           Account                                   $   10,930

         Transfers to the General
           Account                                   $  229,286

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the period ended June 30, 1999, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 1999, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

LIFE INSURANCE COMPANY OF NORTH AMERICA
Note 7.  Accumulation unit transactions
Period Ended   6/30/99


The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 1999 and units outstanding at at June 30, 1999 were as follows:


                                                    Seligman         Seligman
                                                  Growth Fund      Growth Fund
                                                      Inc.             Inc.
                                                   Qualified      Non-Qualified

Units outstanding at December 31, 1998               668,941           120,334

Units purchased and transfers in                         305                 0

Benefits, surrenders and transfers out               (30,429)           (6,856)

Units outstanding at June, 30  1999                  638,817           113,478





                                                  Oppenheimer      Oppenheimer
                                                    Multiple        Multiple
                                                   Strategies      Strategies
                                                  Fund (formerly  Fund (formerly
                                                   Oppenheimer     Oppenheimer
                                                     Fund)             Fund)
                                                    Qualified     Non-Qualified

Units outstanding at December 31, 1998               161,220            32,314

Units purchased and transfers in                          79                 0

Benefits, surrenders and transfers out               (26,238)           (6,772)

Units outstanding at June, 30  1999                  135,061            25,542




                                                    Delaware         Delaware
                                                     Group            Group
                                                    Decatur          Decatur
                                                   Fund, Inc.       Fund, Inc.
                                                  Qualified      Non-Qualified

Units outstanding at December 31, 1998               552,419           158,694

Units purchased and transfers in                      23,201                 0

Benefits, surrenders and transfers out               (20,613)          (10,990)

Units outstanding at June, 30  1999                  555,007           147,704




                                                    Windsor          Windsor
                                                      Fund             Fund
                                                   Qualified      Non-Qualified

Units outstanding at December 31, 1998               645,749            93,494

Units purchased and transfers in                       1,048                 0

Benefits, surrenders and transfers out              (189,371)                0

Units outstanding at June, 30  1999                  457,426            93,494





                                                    Dreyfus          Dreyfus
                                                 Third Century    Third Century
                                                  Qualified      Non-Qualified

Units outstanding at December 31, 1998               393,324            13,414

Units purchased and transfers in                       6,012             5,974

Benefits, surrenders and transfers out               (16,349)           (3,620)

Units outstanding at June, 30  1999                  382,987            15,768





                                                    Windsor          Windsor
                                                    Fund B           Fund B
                                                   Qualified      Non-Qualified

Units outstanding at December 31, 1998               178,420            76,345

Units purchased and transfers in                       4,160                 0

Benefits, surrenders and transfers out               (12,100)           (9,441)

Units outstanding at June, 30  1999                  170,480            66,904





                                                  CIGNA High       CIGNA High
                                              Yield Fund, Inc.  Yield Fund, Inc.
                                                 Qualified       Non-Qualified

Units outstanding at December 31, 1998            68,220           174,846

Units purchased and transfers in                       0                 0

Benefits, surrenders and transfers out            (8,494)          (22,371)

Units outstanding at June, 30  1999               59,726           152,475





The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 1999 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                                   Accumulation      Aggregate
                                                      Units            Value

Seligman Growth Fund, Inc. Qualified                  26,889          $553,782
Seligman Growth Fund, Inc. Non-Qualified              13,757          $228,770
Oppenheimer Multiple Strategies Fund
  (formerly Oppenheimer Fund) Qualified                3,214           $30,251
Oppenheimer Multiple Strategies Fund
  (formerly Oppenheimer Fund) Non-Qualified            9,873           $90,985
Delaware Group Decatur Fund, Inc. Qualified           30,771          $895,138
Delaware Group Decatur Fund, Inc. Non-Qualified       30,942          $875,780
Windsor Fund Qualified                                46,467        $1,040,495
Dreyfus Third Century Qualified                        9,599          $318,109
Dreyfus Third Century Non-Qualified                      422           $12,317
Windsor Fund B Qualified                               1,325           $34,161
Windsor Fund B Non-Qualified                           1,390           $36,221


                                                     Monthly          Annuity
                                                 Annuity Units      Unit Value

Seligman Growth Fund, Inc. Qualified                   1,256        $7.6851654
Seligman Growth Fund, Inc. Non-Qualified                 969        $6.2066064
Oppenheimer Multiple Strategies Fund
  (formerly Oppenheimer Fund) Qualified                  192        $3.5281567
Oppenheimer Multiple Strategies Fund
  (formerly Oppenheimer Fund) Non-Qualified              198        $3.4555575
Delaware Group Decatur Fund, Inc. Qualified              941       $10.9413967
Delaware Group Decatur Fund, Inc. Non-Qualified          700       $10.5743327
Windsor Fund Qualified                                 1,300        $8.3962979
Dreyfus Third Century Qualified                          458        $6.5500554
Dreyfus Third Century Non-Qualified                       19        $6.4707950
Windsor Fund B Qualified                                 108        $3.3714504
Windsor Fund B Non-Qualified                             103        $2.1472153